Stock Options (Tables)	6 Months Ended
Apr. 30, 2023
Stock Options [Abstract]
Schedule of table summarizes the changes in the Company’s stock options
	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

Outstanding, October 31, 2021	111,889	C$	20.67	$15.18

Granted	86,333		20.68	15.19

Cancelled	(40,556)		21.56	15.84

Outstanding, October 31, 2022 and April 30, 2023	157,666	C$	20.45	$15.06

Exercisable, April 30, 2023	82,389	C$	20.33	$14.97

Schedule of additional information regarding stock options outstanding
Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

16,000	3.07	C$	5.55	$4.09	9,333	C$	5.55	$4.09
29,333	8.76		16.80	12.37	16,278		16.80	12.37
12,667	8.61		20.40	15.02	12,667		20.40	15.02
35,000	3.07		22.50	16.57	21,666		22.50	16.57
6,000	6.00		23.40	17.23	3,250		23.40	17.23
31,333	8.76		24.00	17.68	13,056		24.00	17.68
4,000	3.39		24.90	18.34	4,000		24.90	18.34
20,000	3.18		25.20	18.56	11,667		25.20	18.56
3,333	8.61		30.00	22.09	1,666		30.00	22.09

157,666	5.96	C$	20.45	15.06	93,583	C$	20.35	14.99

Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions
	2023	2022

Risk-free interest rate	3.89%	2.32%
Expected life (in years)	5.13	7.49
Expected volatility	113%-118%	93%-94%